Loans (Loans Individually Evaluated for Impairment by Class of Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded
Recorded Investment, With no related allowance recorded
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded
Interest Income Recognized, With no related allowance recorded
Unpaid Principal Balance, With a specific allowance recorded
Recorded Investment, With a specific allowance recorded
Related Allowance, With a specific allowance recorded
Average Recorded Investment, With a specific allowance recorded
Interest Income Recognized, With a specific allowance recorded
Unpaid Principal Balance, total
Recorded Investment, total
Related Allowance, total
Average Recorded Investment, total
Interest Income Recognized, total
Commercial Real Estate - construction [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	1,589	1,589
Recorded Investment, With no related allowance recorded	173	173
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded	173	469
Interest Income Recognized, With no related allowance recorded
Unpaid Principal Balance, With a specific allowance recorded
Recorded Investment, With a specific allowance recorded
Related Allowance, With a specific allowance recorded
Average Recorded Investment, With a specific allowance recorded		516
Interest Income Recognized, With a specific allowance recorded
Unpaid Principal Balance, total	1,589	1,589
Recorded Investment, total	173	173
Related Allowance, total
Average Recorded Investment, total	173	985
Interest Income Recognized, total
Commercial Real Estate - other [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	4,869	626
Recorded Investment, With no related allowance recorded	4,535	626
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded	5,084	509
Interest Income Recognized, With no related allowance recorded	138	135
Unpaid Principal Balance, With a specific allowance recorded	2,138	1,337
Recorded Investment, With a specific allowance recorded	2,127	1,128
Related Allowance, With a specific allowance recorded	101	85
Average Recorded Investment, With a specific allowance recorded	2,167	1,039
Interest Income Recognized, With a specific allowance recorded	80	115
Unpaid Principal Balance, total	7,007	1,963
Recorded Investment, total	6,662	1,754
Related Allowance, total	101	85
Average Recorded Investment, total	7,251	1,548
Interest Income Recognized, total	218	250
Consumer - Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	33	171
Recorded Investment, With no related allowance recorded	28	152
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded	34	196
Interest Income Recognized, With no related allowance recorded
Unpaid Principal Balance, With a specific allowance recorded
Recorded Investment, With a specific allowance recorded
Related Allowance, With a specific allowance recorded
Average Recorded Investment, With a specific allowance recorded
Interest Income Recognized, With a specific allowance recorded
Unpaid Principal Balance, total	33	171
Recorded Investment, total	28	152
Related Allowance, total
Average Recorded Investment, total	34	196
Interest Income Recognized, total
Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	1
Recorded Investment, With no related allowance recorded	1
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded	3	7
Interest Income Recognized, With no related allowance recorded
Unpaid Principal Balance, With a specific allowance recorded
Recorded Investment, With a specific allowance recorded
Related Allowance, With a specific allowance recorded
Average Recorded Investment, With a specific allowance recorded
Interest Income Recognized, With a specific allowance recorded
Unpaid Principal Balance, total	1
Recorded Investment, total	1
Related Allowance, total
Average Recorded Investment, total	3	7
Interest Income Recognized, total
Residential [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	1,365	2,017
Recorded Investment, With no related allowance recorded	1,194	1,640
Related Allowance, With no related allowance recorded
Average Recorded Investment, With no related allowance recorded	1,359	1,928
Interest Income Recognized, With no related allowance recorded
Unpaid Principal Balance, With a specific allowance recorded	616	813
Recorded Investment, With a specific allowance recorded	616	780
Related Allowance, With a specific allowance recorded	141	199
Average Recorded Investment, With a specific allowance recorded	642	860
Interest Income Recognized, With a specific allowance recorded
Unpaid Principal Balance, total	1,981	2,830
Recorded Investment, total	1,810	2,420
Related Allowance, total	141	199
Average Recorded Investment, total	2,001	2,788
Interest Income Recognized, total